Financial assets and liabilities (Details) € in Thousands	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 652,052	€ 205,228
Financial assets, at fair value	624,744	176,754
Financial liabilities, at fair value	€ 169,170	€ 162,256
Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%
Percentage of reasonably possible increase in unobservable input, liabilities		1.00%
LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	€ 0	€ 24,803
LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	169,170	137,453
Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	109,751	73,497
Financial liabilities-non current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	3,620
Financial liabilities-non current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	109,751	69,877
Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	29,400	44,935
Financial liabilities-current portion | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	21,183
Financial liabilities-current portion | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	29,400	23,752
Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	30,019	43,824
Trade payables and other current liabilities | LIABILITIES AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
Trade payables and other current liabilities | LIABILITIES AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	30,019	43,824
ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	441,318	0
ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	183,426	176,754
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	625,114	177,537
Financial liabilities	104,007	157,828
Recurring fair value measurement | Financial liabilities-non current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	€ 44,588	€ 69,069
Recurring fair value measurement | Kreos & Claret convertible notes (OCABSA) | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities		0.0750
Recurring fair value measurement | Kreos & Claret Financing, Tranche A,B and C | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities	0.0850
Decrease in financial liabilities at fair value	€ 344	€ 538
Recurring fair value measurement | PGE | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities		0.0900
Decrease in financial liabilities at fair value		€ 39
Recurring fair value measurement | Financial liabilities-current portion
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	29,400	44,935
Recurring fair value measurement | Trade payables and other current liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30,019	43,824
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	13,904	12,690
Other financial assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
Other financial assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	13,904	12,690
Other financial assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,273	13,473
Other receivables and assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	21,137	19,843
Other receivables and assets | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
Other receivables and assets | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	21,137	19,843
Other receivables and assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,137	19,843
Long-term advances made to CROs | Recurring fair value measurement | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Decrease in financial assets at fair value	€ 243	€ 236
Long-term advances made to CROs | Recurring fair value measurement | Bottom of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0036	0.0104
Long-term advances made to CROs | Recurring fair value measurement | Top of range | Credit spread | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets	0.0188	0.0218
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	€ 589,703	€ 144,221
Cash and cash equivalents | ASSETS AT FAIR VALUE THROUGH PROFIT AND LOSS
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	441,318	0
Cash and cash equivalents | ASSETS AT AMORTIZED COST
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	148,385	144,221
Cash and cash equivalents | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 589,703	€ 144,221